Consolidated Statements of Cash Flows (Unaudited) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Operating Activities:
Profit before tax	¥ 509,353	¥ 434,191
Adjustments for:
Gains on financial assets at fair value through profit or loss and investment securities	(96,183)	(197,638)
Foreign exchange (gains) losses	47,260	(102,479)
Provision for loan losses	13,855	224,996
Depreciation and amortization	158,232	155,445
Share of post-tax profit of associates and joint ventures	(27,899)	(9,393)
Net changes in assets and liabilities:
Net increase of term deposits with original maturities over three months	(98,456)	(190,003)
Net increase of call loans and bills bought	(191,334)	(1,434,761)
Net decrease of reverse repurchase agreements and cash collateral on securities borrowed	1,224,050	4,424,713
Net increase of loans and advances	(139,094)	(1,523,570)
Net change of trading assets and liabilities, derivative financial instruments, and financial liabilities designated at fair value through profit or loss	(500,754)	18,300
Net increase (decrease) of deposits	(1,511,338)	10,548,690
Net increase (decrease) of call money and bills sold	349,768	(2,505,829)
Net decrease of repurchase agreements and cash collateral on securities lent	(2,364,123)	(2,194,415)
Net increase of other unsubordinated borrowings and debt securities in issue	1,162,855	1,810,551
Income taxes refund (paid)—net	(91,992)	43,382
Other operating activities—net	425,033	(352,116)
Net cash and cash equivalents provided by (used in) operating activities	(1,130,767)	9,150,064
Investing Activities:
Purchases of financial assets at fair value through profit or loss and investment securities	(18,734,409)	(20,323,975)
Proceeds from sales of financial assets at fair value through profit or loss and investment securities	11,859,983	9,296,760
Proceeds from maturities of financial assets at fair value through profit or loss and investment securities	7,519,713	8,872,759
Acquisitions of the subsidiaries and businesses, net of cash and cash equivalents acquired	0	(2,866)
Investments in associates and joint ventures	(1,700)	0
Proceeds from sales of investments in associates and joint ventures	1,529	82
Purchases of property, plant and equipment, and investment properties	(33,217)	(25,165)
Purchases of intangible assets	(92,958)	(74,419)
Proceeds from sales of property, plant and equipment, investment properties and intangible assets	495	5,080
Other investing activities—net	0	1
Net cash and cash equivalents provided by (used in) investing activities	519,436	(2,251,743)
Financing Activities:
Proceeds from issuance of subordinated bonds	93,347	90,859
Redemption of subordinated bonds	(174,000)	(120,000)
Payments for the principal portion of lease liabilities	(47,664)	(47,125)
Proceeds from issuance of other equity instruments	0	99,943
Dividends paid to shareholders of Sumitomo Mitsui Financial Group, Inc.	(130,153)	(136,922)
Dividends paid to non-controlling interest shareholders	(727)	(385)
Coupons paid to other equity instruments holders	(5,365)	(6,429)
Purchases of treasury stock and proceeds from sales of treasury stock—net	259	241
Purchases of other equity instruments and proceeds from sales of other equity instruments—net	3,338	203
Transactions with non-controlling interest shareholders—net	111	100
Net cash and cash equivalents used in financing activities	(260,854)	(119,515)
Effect of exchange rate changes on cash and cash equivalents	49,681	(2,152)
Net increase (decrease) of cash and cash equivalents	(822,504)	6,776,654
Cash and cash equivalents at beginning of period	71,548,697	61,203,541
Cash and cash equivalents at end of period	70,726,193	67,980,195
Net cash and cash equivalents provided by operating activities includes:
Interest and dividends received	942,698	1,039,147
Interest paid	¥ 147,489	¥ 269,250